PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)
1
Voya Multi-Manager Mid Cap
Value Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.5%
Communication Services : 0.7%
253
(1)
Charter
Communications, Inc.
- Class A
$ 91,983
0.1
1,269
Electronic Arts, Inc.
163,853
0.1
3,873
Fox Corp. - Class A
223,085
0.1
2,308
Fox Corp. - Class B
124,794
0.1
3,707
(1)
Liberty Global Ltd.
- Class A
42,853
0.0
4,983
(1)
Liberty Global Ltd.
- Class C
60,344
0.0
2,351  New York Times Co.
- Class A
113,060
0.1
3,119
News Corp. - Class A
89,266
0.1
294  Nexstar Media Group,
Inc.
49,730
0.0
2,023
Omnicom Group, Inc.
167,423
0.1
1,126,391
0.7
Consumer Discretionary : 8.8%
13,425
(1)
Aptiv PLC
874,236
0.6
2,492
Aramark
92,329
0.1
18,900  Bath & Body Works,
Inc.
684,747
0.4
2,868
Best Buy Co., Inc.
257,862
0.2
56,801
BorgWarner, Inc.
1,690,966
1.1
704  Columbia Sportswear
Co.
61,135
0.0
536
D.R. Horton, Inc.
67,970
0.1
256  Dick's Sporting Goods,
Inc.
57,626
0.0
1,343
Dollar General Corp.
99,624
0.1
707
(1)
Dollar Tree, Inc.
51,512
0.0
132
Domino's Pizza, Inc.
64,642
0.0
28,237
eBay, Inc.
1,828,063
1.1
11,200
(1)
Expedia Group, Inc.
2,217,152
1.4
832
Garmin Ltd.
190,470
0.1
2,770
Gentex Corp.
67,366
0.0
1,780
Genuine Parts Co.
222,286
0.1
416
(1)
Grand Canyon
Education, Inc.
74,805
0.1
2,755
H&R Block, Inc.
150,175
0.1
3,154  Hilton Worldwide
Holdings, Inc.
835,684
0.5
1,190
Lennar Corp. - Class A
142,360
0.1
2,222
LKQ Corp.
93,746
0.1
377
(1)
Mohawk Industries,
Inc.
44,331
0.0
30
(1)
NVR, Inc.
217,367
0.1
579
(1)
Ollie's Bargain Outlet
Holdings, Inc.
59,932
0.0
2,150
PulteGroup, Inc.
222,052
0.1
4,059
Ralph Lauren Corp.
1,100,557
0.7
9,434
Ross Stores, Inc.
1,323,779
0.8
1,355  Service Corp.
International
109,755
0.1
514
(1)
SharkNinja, Inc.
54,016
0.0
16,728
(1)
Skechers USA, Inc.
- Class A
1,020,241
0.6
1,054
Tapestry, Inc.
90,033
0.1
701
Toll Brothers, Inc.
78,260
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
408
Yum! Brands, Inc.
$ 63,799
0.0
14,208,878
8.8
Consumer Staples : 7.4%
3,008  Albertsons Cos., Inc.
- Class A
63,288
0.0
6,096  Archer-Daniels-
Midland Co.
287,731
0.2
1,297
(1)
BellRing Brands, Inc.
95,044
0.1
24,240
(1)
BJ's Wholesale Club
Holdings, Inc.
2,454,542
1.5
1,245
Bunge Global SA
92,367
0.1
377  Casey's General
Stores, Inc.
156,157
0.1
1,571  Church & Dwight Co.,
Inc.
174,695
0.1
133  Coca-Cola
Consolidated, Inc.
188,477
0.1
3,984
Conagra Brands, Inc.
101,751
0.1
2,995
Flowers Foods, Inc.
56,126
0.0
2,839
General Mills, Inc.
172,100
0.1
596
Hershey Co.
102,935
0.1
2,089
Hormel Foods Corp.
59,808
0.0
2,113
Ingredion, Inc.
275,979
0.2
2,530
Kellogg Co.
209,737
0.1
7,903
Kenvue, Inc.
186,511
0.1
8,731
Kroger Co.
565,943
0.4
919  Lamb Weston
Holdings, Inc.
47,669
0.0
28,375
(1)
Maplebear, Inc.
1,165,929
0.7
1,126
McCormick & Co., Inc.
93,019
0.1
2,724  Molson Coors
Beverage Co. - Class
B
166,954
0.1
21,075
(1)
Performance Food
Group Co.
1,794,326
1.1
1,277
(1)
Post Holdings, Inc.
144,952
0.1
4,917  Tyson Foods, Inc.
- Class A
301,609
0.2
41,083
(1)
US Foods Holding
Corp.
2,944,830
1.8
11,902,479
7.4
Energy : 4.8%
50,369
Baker Hughes Co.
2,245,954
1.4
2,664  Chesapeake Energy
Corp.
263,416
0.2
13,900
Chord Energy Corp.
1,588,770
1.0
76,894
Coterra Energy, Inc.
2,075,369
1.3
33,900
Devon Energy Corp.
1,227,858
0.7
1,052
DT Midstream, Inc.
101,087
0.1
2,652
Kinder Morgan, Inc.
71,869
0.0
1,837
Williams Cos., Inc.
106,877
0.1
7,681,200
4.8
Financials : 15.8%
1,187  Affiliated Managers
Group, Inc.
202,799
0.1
1,323
Aflac, Inc.
144,829
0.1

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
12,482  American Financial
Group, Inc.
$ 1,576,227
1.0
7,756  Arch Capital Group
Ltd.
720,610
0.4
482
Assurant, Inc.
100,203
0.1
820
Assured Guaranty Ltd.
71,611
0.0
828  Axis Capital Holdings
Ltd.
80,217
0.0
7,614  Bank of New York
Mellon Corp.
677,265
0.4
972
Brown & Brown, Inc.
115,221
0.1
970  Cboe Global Markets,
Inc.
204,476
0.1
2,826  Cincinnati Financial
Corp.
417,711
0.3
286  Discover Financial
Services
55,824
0.0
561  East West Bancorp,
Inc.
52,975
0.0
410  Evercore, Inc. - Class
A
99,138
0.1
971
Everest Re Group Ltd.
342,977
0.2
207  FactSet Research
Systems, Inc.
95,580
0.1
35,513  Fidelity National
Financial, Inc.
2,291,654
1.4
115  First Citizens
BancShares, Inc.
- Class A
235,527
0.1
7,450
Global Payments, Inc.
784,336
0.5
1,995
Globe Life, Inc.
254,223
0.2
22,364  Hartford Financial
Services Group, Inc.
2,645,214
1.6
849
Houlihan Lokey, Inc.
147,174
0.1
103,963  Huntington
Bancshares, Inc.
1,712,271
1.1
397  Interactive Brokers
Group, Inc. - Class A
81,147
0.1
3,146  Janus Henderson
Group PLC
132,761
0.1
1,383
Loews Corp.
119,865
0.1
393
M&T Bank Corp.
75,346
0.0
121
(1)
Markel Corp.
233,946
0.1
7,521  MGIC Investment
Corp.
185,092
0.1
85
MSCI, Inc.
50,193
0.0
1,081
Nasdaq, Inc.
89,485
0.1
488
Northern Trust Corp.
53,787
0.0
48,822  Old Republic
International Corp.
1,880,135
1.2
526
Primerica, Inc.
152,540
0.1
12,125  Principal Financial
Group, Inc.
1,079,610
0.7
16,600  Prosperity Bancshares,
Inc.
1,274,216
0.8
730  Raymond James
Financial, Inc.
112,909
0.1
2,057  Regions Financial
Corp.
48,772
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
405  Reinsurance Group of
America, Inc.
$ 82,089
0.1
1,983  RenaissanceRe
Holdings Ltd.
471,201
0.3
1,890
RLI Corp.
143,810
0.1
2,109
SEI Investments Co.
168,826
0.1
4,458
Synchrony Financial
270,511
0.2
9,295  T. Rowe Price Group,
Inc.
982,667
0.6
568  Tradeweb Markets,
Inc. - Class A
76,890
0.0
21,975
Truist Financial Corp.
1,018,541
0.6
1,345
Unum Group
110,680
0.1
3,813
W.R. Berkley Corp.
240,524
0.1
108  White Mountains
Insurance Group Ltd.
199,746
0.1
9,358  Willis Towers Watson
PLC
3,178,445
2.0
25,541,796
15.8
Health Care : 6.8%
9,652  Agilent Technologies,
Inc.
1,234,684
0.8
2,702
Cardinal Health, Inc.
349,855
0.2
2,302
(1)
Centene Corp.
133,884
0.1
177
Chemed Corp.
106,342
0.1
21,300
(1)
Cooper Cos., Inc.
1,925,094
1.2
1,741  Encompass Health
Corp.
174,344
0.1
2,733  GE HealthCare
Technologies, Inc.
238,728
0.1
30,868
(1)
Hologic, Inc.
1,956,723
1.2
1,419
Humana, Inc.
383,726
0.2
1,083
(1)
Incyte Corp.
79,600
0.1
615
(1)
Jazz Pharmaceuticals
PLC
88,271
0.1
537
Labcorp Holdings, Inc.
134,808
0.1
45
(1)
Mettler-Toledo
International, Inc.
57,272
0.0
1,747
Perrigo Co. PLC
50,663
0.0
2,212
Premier, Inc. - Class A
40,214
0.0
16,041
Quest Diagnostics, Inc.
2,773,489
1.7
615
ResMed, Inc.
143,615
0.1
3,781  Royalty Pharma PLC
- Class A
127,193
0.1
3,140
(1)
Solventum Corp.
250,415
0.2
253
STERIS PLC
55,473
0.0
903
(1)
United Therapeutics
Corp.
289,005
0.2
990  Universal Health
Services, Inc. - Class B
173,498
0.1
14,254
Viatris, Inc.
131,564
0.1
642  Zimmer Biomet
Holdings, Inc.
66,973
0.0
10,965,433
6.8
Industrials : 18.4%
1,911
A.O. Smith Corp.
127,043
0.1
634
Acuity Brands, Inc.
188,380
0.1
1,401
AECOM
140,170
0.1

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
16,085
AGCO Corp.
$ 1,559,762
1.0
2,121
(1)
Alaska Air Group, Inc.
153,306
0.1
1,078
Allegion PLC
138,749
0.1
2,824  Allison Transmission
Holdings, Inc.
287,342
0.2
505
AMETEK, Inc.
95,596
0.1
446  Armstrong World
Industries, Inc.
68,532
0.0
333
(1)
Builders FirstSource,
Inc.
46,284
0.0
873  BWX Technologies,
Inc.
90,766
0.1
480
(1)
CACI International, Inc.
- Class A
160,728
0.1
435
Carlisle Cos., Inc.
148,231
0.1
18,900
Carrier Global Corp.
1,224,720
0.8
678  CH Robinson
Worldwide, Inc.
68,898
0.0
323
(1)
Clean Harbors, Inc.
68,977
0.0
2,626
(1)
Core & Main, Inc.
- Class A
133,952
0.1
732
Crane Co.
119,309
0.1
1,132
Cummins, Inc.
416,780
0.3
419
Curtiss-Wright Corp.
134,776
0.1
3,375
Delta Air Lines, Inc.
202,905
0.1
2,316
Donaldson Co., Inc.
160,012
0.1
777
Dover Corp.
154,444
0.1
383
EMCOR Group, Inc.
156,613
0.1
502
Esab Corp.
62,901
0.0
995
(1)
Everus Construction
Group, Inc.
41,392
0.0
1,031  Expeditors
International of
Washington, Inc.
120,998
0.1
537  Ferguson Enterprises,
Inc.
95,317
0.1
1,572
Flowserve Corp.
86,523
0.1
1,132
Fortive Corp.
90,039
0.1
7,736
(1)
FTI Consulting, Inc.
1,281,082
0.8
4,054
(1)
Gates Industrial Corp.
PLC
87,729
0.1
47,939
Genpact Ltd.
2,551,314
1.6
1,509
Graco, Inc.
131,389
0.1
541  Howmet Aerospace,
Inc.
73,901
0.0
1,544
Hubbell, Inc.
573,735
0.4
1,058  Huntington Ingalls
Industries, Inc.
185,764
0.1
394
IDEX Corp.
76,566
0.0
1,321
Ingersoll Rand, Inc.
111,994
0.1
1,246
ITT, Inc.
175,985
0.1
2,952
Jacobs Solutions, Inc.
378,181
0.2
9,980  JB Hunt Transport
Services, Inc.
1,608,676
1.0
1,026
(1)
Kirby Corp.
106,930
0.1
35,075  Knight-Swift
Transportation
Holdings, Inc.
1,769,183
1.1
348  L3Harris Technologies,
Inc.
71,726
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
8,099
Landstar System, Inc.
$ 1,286,121
0.8
1,451
Leidos Holdings, Inc.
188,586
0.1
5,564  Lincoln Electric
Holdings, Inc.
1,150,023
0.7
2,476
Masco Corp.
186,146
0.1
451
(1)
MasTec, Inc.
58,896
0.0
9,819  MDU Resources
Group, Inc.
169,378
0.1
10,650
(1)
Middleby Corp.
1,761,616
1.1
625  MSC Industrial Direct
Co., Inc. - Class A
50,225
0.0
872
nVent Electric PLC
52,616
0.0
886
Oshkosh Corp.
90,638
0.1
1,538
Otis Worldwide Corp.
153,462
0.1
1,323
Owens Corning
203,795
0.1
636
(1)
Parsons Corp.
37,028
0.0
1,237
Pentair PLC
116,525
0.1
275
Quanta Services, Inc.
71,398
0.0
9,500
Regal Rexnord Corp.
1,229,300
0.8
3,700
Republic Services, Inc.
876,974
0.5
889  Robert Half
International, Inc.
52,531
0.0
178  Rockwell Automation,
Inc.
51,113
0.0
933
Ryder System, Inc.
153,451
0.1
1,184  Science Applications
International Corp.
116,967
0.1
339  Simpson
Manufacturing Co., Inc.
55,732
0.0
960
Snap-on, Inc.
327,523
0.2
10,679
Southwest Airlines Co.
331,690
0.2
887  SS&C Technologies
Holdings, Inc.
78,987
0.0
2,218
Tetra Tech, Inc.
64,743
0.0
22,109
Textron, Inc.
1,652,206
1.0
13,400
TransUnion
1,238,562
0.8
96
United Rentals, Inc.
61,663
0.0
240
Valmont Industries, Inc.
83,609
0.1
1,035
Veralto Corp.
103,252
0.1
310
Watsco, Inc.
156,342
0.1
794  Westinghouse Air
Brake Technologies
Corp.
147,176
0.1
738
Woodward, Inc.
139,478
0.1
10,700
Xylem, Inc.
1,400,523
0.9
29,625,875
18.4
Information Technology : 8.2%
16,700
(1)
Akamai Technologies,
Inc.
1,347,356
0.8
1,881
Amdocs Ltd.
164,117
0.1
136
(1)
ANSYS, Inc.
45,322
0.0
6,000
(1)
Check Point Software
Technologies Ltd.
1,321,560
0.8
1,519
(1)
Ciena Corp.
120,867
0.1
663
(1)
Cirrus Logic, Inc.
69,091
0.0
2,140  Cognizant Technology
Solutions Corp. - Class
A
178,326
0.1
1,830
Corning, Inc.
91,775
0.1

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,824
(1)
Dropbox, Inc. - Class A
$ 99,348
0.1
466
(1)
Euronet Worldwide,
Inc.
47,746
0.0
735
(1)
F5, Inc.
214,936
0.1
13,900
(1)
Flex Ltd.
526,671
0.3
3,951
Gen Digital, Inc.
107,981
0.1
7,625
(1)
Globant SA
1,147,791
0.7
11,755  Hewlett Packard
Enterprise Co.
232,867
0.1
2,713
HP, Inc.
83,750
0.1
1,954
Jabil, Inc.
302,714
0.2
653  Jack Henry &
Associates, Inc.
113,354
0.1
3,752
Juniper Networks, Inc.
135,822
0.1
5,500
(1)
Keysight Technologies,
Inc.
877,415
0.5
13,400
MKS Instruments, Inc.
1,230,388
0.8
1,107
NetApp, Inc.
110,490
0.1
24,700
(1)
ON Semiconductor
Corp.
1,162,135
0.7
799
Paychex, Inc.
121,184
0.1
1,221  Skyworks Solutions,
Inc.
81,392
0.0
598
TD SYNNEX Corp.
82,219
0.1
139
(1)
Teledyne Technologies,
Inc.
71,588
0.0
24,100
(1)
Trimble, Inc.
1,734,718
1.1
7,536
Western Union Co.
81,615
0.1
4,250
(1)
Zebra Technologies
Corp. - Class A
1,338,962
0.8
13,243,500
8.2
Materials : 12.6%
13,450
Amcor PLC
136,114
0.1
11,550
AptarGroup, Inc.
1,694,962
1.0
6,900
Avery Dennison Corp.
1,296,993
0.8
49,628
(1)
Axalta Coating
Systems Ltd.
1,797,030
1.1
1,536
Ball Corp.
80,932
0.0
1,529  Berry Global Group,
Inc.
110,348
0.1
20,098  CF Industries
Holdings, Inc.
1,628,340
1.0
1,497
Corteva, Inc.
94,281
0.1
25,953
Crown Holdings, Inc.
2,326,167
1.4
1,225  DuPont de Nemours,
Inc.
100,168
0.1
1,282
Eastman Chemical Co.
125,444
0.1
15,850
Franco-Nevada Corp.
2,265,599
1.4
26,689  Graphic Packaging
Holding Co.
712,063
0.4
4,015
International Paper Co.
226,245
0.1
195  Martin Marietta
Materials, Inc.
94,212
0.1
137
NewMarket Corp.
78,105
0.0
642
Nucor Corp.
88,256
0.1
6,548  Packaging Corp. of
America
1,395,313
0.9
857  Reliance Steel &
Aluminum Co.
254,666
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
652
Royal Gold, Inc.
$ 95,844
0.1
14,180
RPM International, Inc.
1,756,760
1.1
705
Scotts Miracle-Gro Co.
41,292
0.0
932
Silgan Holdings, Inc.
50,617
0.0
17,625
Smurfit WestRock PLC
917,734
0.6
6,958
Steel Dynamics, Inc.
939,817
0.6
296
Vulcan Materials Co.
73,204
0.0
17,300
Westlake Corp.
1,942,790
1.2
20,323,296
12.6
Real Estate : 7.1%
546  AvalonBay
Communities, Inc.
123,494
0.1
19,626
Camden Property Trust
2,434,802
1.5
829
(1)
CBRE Group, Inc.
- Class A
117,668
0.1
2,241
CubeSmart
92,509
0.1
22,206  Equity LifeStyle
Properties, Inc.
1,522,887
0.9
1,603
Equity Residential
118,895
0.1
251  Essex Property Trust,
Inc.
78,204
0.1
368  Extra Space Storage,
Inc.
56,142
0.0
3,506  Host Hotels & Resorts,
Inc.
56,552
0.0
16,313  Lamar Advertising Co.
- Class A
2,026,564
1.3
844  Mid-America
Apartment
Communities, Inc.
141,893
0.1
595
(1)
Millrose Properties,
Inc.
13,602
0.0
54,683  National Retail
Properties, Inc.
2,321,293
1.4
9,200  SBA Communications
Corp.
2,004,680
1.2
2,117
UDR, Inc.
95,646
0.1
3,563
VICI Properties, Inc.
115,762
0.1
1,592
Weyerhaeuser Co.
47,919
0.0
910
WP Carey, Inc.
58,431
0.0
11,426,943
7.1
Utilities : 6.9%
50,234
Alliant Energy Corp.
3,241,600
2.0
2,612
Ameren Corp.
265,275
0.2
15,210  American Water Works
Co., Inc.
2,068,104
1.3
1,324
Atmos Energy Corp.
201,420
0.1
5,834  CenterPoint Energy,
Inc.
200,573
0.1
2,811
CMS Energy Corp.
205,344
0.1
1,621  Consolidated Edison,
Inc.
164,564
0.1
944
DTE Energy Co.
126,213
0.1
2,113
Edison International
115,032
0.1
4,665
Entergy Corp.
407,301
0.3
1,934
Essential Utilities, Inc.
73,453
0.0
3,758
Evergy, Inc.
258,964
0.2
1,011
Eversource Energy
63,703
0.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
5,417
Exelon Corp.
$ 239,431
0.2
3,221
FirstEnergy Corp.
124,878
0.1
729
IDACORP, Inc.
85,956
0.1
2,670
National Fuel Gas Co.
200,784
0.1
5,694
NiSource, Inc.
232,372
0.1
1,066
NRG Energy, Inc.
112,687
0.1
4,418
OGE Energy Corp.
204,465
0.1
2,868
PG&E Corp.
46,863
0.0
2,165  Pinnacle West Capital
Corp.
200,349
0.1
5,262
PPL Corp.
185,275
0.1
3,295  Public Service
Enterprise Group, Inc.
267,389
0.2
2,215
UGI Corp.
75,664
0.1
2,076  WEC Energy Group,
Inc.
221,489
0.1
20,488
Xcel Energy, Inc.
1,477,185
0.9
11,066,333
6.9
Total Common Stock
(Cost $144,792,606)
157,112,124
97.5
EXCHANGE-TRADED FUNDS : 0.2%
3,094  iShares Russell Mid-
Cap ETF
276,789
0.2
Total Exchange-Traded
Funds
(Cost $286,721)
276,789
0.2
OTHER : —%
Communication Services : —%
1,308
(2)(3)(4)
GCI Liberty, Inc. -
Class A
—
—
Total Other
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $145,079,327)
157,388,913
97.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.3%
Mutual Funds : 2.3%
3,728,412
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.250%
(Cost $3,728,412) $ 3,728,412 2.3
Total Short-Term
Investments
(Cost $3,728,412)
$ 3,728,412
2.3
Total Investments in
Securities
(Cost $148,807,739) $ 161,117,325 100.0
Assets in Excess of
Other Liabilities 49,639 0.0
Net Assets $ 161,166,964 100.0
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Represents an escrow position for future entitlements, if any, on the stock. The escrow position was received as part of a settlement agreement. These holdings are non-income producing.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of February 28, 2025, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
Rate shown is the 7-day yield as of February 28, 2025.

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Common Stock* $ 157,112,124 $ — $ — $ 157,112,124
Exchange-Traded Funds 276,789 — — 276,789
Short-Term Investments 3,728,412 — — 3,728,412
Total Investments, at fair value $ 161,117,325 $ — $ — $ 161,117,325
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 47,388 $ — $ (46,153) $ (1,235) $ — $ — $ (1,685) $ —
$ 47,388 $ — $ (46,153) $ (1,235) $ — $ — $ (1,685) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At February 28, 2025, Voya Multi-Manager Mid Cap Value Fund held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
GCI Liberty, Inc. - Class A 5/23/2023 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 18,432,785
Gross Unrealized Depreciation (6,123,199)
Net Unrealized Appreciation $ 12,309,586